Note 21 - Segment Reporting (Details) - Segment Assets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Segment assets
Total assets	¥ 4,014,428	$ 619,721	¥ 3,748,486
Agency [Member]
Segment assets
Total assets	454,803	70,209	1,682,305
Brokerage [Member]
Segment assets
Total assets	160,286	24,744	118,139
Claims Adjusting Segment [Member]
Segment assets
Total assets	226,121	34,907	116,877
Other Segments [Member]
Segment assets
Total assets	¥ 3,173,218	$ 489,861	¥ 1,831,165